CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (9,102)	$ (2,878)	$ (17,332)	$ (9,896)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Stock-based compensation	726	456	2,709	2,473
Depreciation and amortization	416	358	1,539	1,441
Amortization of deferred costs	134	1,252	1,585	548
Non-cash operating lease expense	202	140	556
Loss from disposal of property, plant and equipment				158
Gain on forgiveness of PPP loan			0	(743)
Changes in operating assets and liabilities:
Accounts receivable	131	(209)	(424)	86
Inventories	(345)	161		17
Deferred costs	(864)	(595)	(1,939)	(2,003)
Prepaid expenses and other current assets	553	41	(2,282)	(70)
Accounts payable	59	(51)	517	(1,804)
Accrued and other current liabilities	1,120	(332)	1,155	574
Deferred revenue	657	(1,300)	516	1,203
Operating lease liabilities	(179)	(86)	(482)
Net cash used in operating activities	(6,492)	(3,043)	(13,882)	(8,016)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,140)	(34)	(1,481)	(609)
Net cash used in investing activities	(1,140)	(34)	(1,481)	(609)
Cash flows from financing activities:
Issuance of common stock in connection with a stock purchase agreement	2,389	0	77,884	0
Payment of financing costs in connection with a stock purchase agreement	(268)	0	(326)	0
Proceeds from exercise of stock options	2	8	44	1
Capital contributions from Amprius Holdings	0	247	505	20,111
Payment of transaction and issuance costs in connection with Business Combination and PIPE investment	0	(51)	(6,946)	0
Proceeds from exercise of warrants			2,465	0
Net cash provided by financing activities	2,123	204	73,626	20,112
Net decrease in cash, cash equivalents and restricted cash	(5,509)	(2,873)	58,263	11,487
Cash, cash equivalents and restricted cash, beginning of period	69,752	11,489	11,489	2
Cash, cash equivalents and restricted cash, end of period	64,243	8,616	69,752	11,489
Reconciliation of cash, cash equivalents and restricted cash shown on the condensed consolidated balance sheets:
Cash and cash equivalents	64,187	8,616	69,696	11,489
Restricted cash included in other assets	56	0	56	0
Total cash, cash equivalents and restricted cash	$ 64,243	$ 8,616	69,752	11,489
Supplemental disclosure of non-cash investing and financing information:
Operating lease liabilities and right-of-use assets upon adoption of ASC 842			3,256	0
Unpaid purchases of property, plant and equipment			83	51
Unpaid financing costs in connection with a stock purchase agreement			$ 263	$ 0